SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

38.   SEGMENT REPORTING

Segment information is presented in respect of the Group’s business segments. The format is based on the Group’s management and internal reporting structure.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

(i)	Exploration and production, which explores and develops oil fields, produces crude oil and natural gas and sells such products to the refining segment of the Group and external customers.
(ii)	Refining, which processes and purified crude oil, that is sourced from the exploration and production segment of the Group and external suppliers, and manufactures and sells petroleum products to the chemicals and marketing and distribution segments of the Group and external customers.
(iii)	Marketing and distribution, which owns and operates oil depots and service stations in the PRC, and distributes and sells refined petroleum products (mainly gasoline and diesel) in the PRC through wholesale and retail sales networks.
(iv)	Chemicals, which manufactures and sells petrochemical products, derivative petrochemical products and other chemical products mainly to external customers.
(v)	Corporate and others, which largely comprises the trading activities of the import and export companies of the Group and research and development undertaken by other subsidiaries.

The segments were determined primarily because the Group manages its exploration and production, refining, marketing and distribution, chemicals, and corporate and other businesses separately. The reportable segments are each managed separately because they manufacture and/or distribute distinct products with different production processes and due to their distinct operating and gross margin characteristics.

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities

The Group’s chief operating decision maker evaluates the performance and allocates resources to its operating segments on an operating profit basis, without considering the effects of finance costs or investment income. Inter-segment transfer pricing is based on the market price or cost plus an appropriate margin, as specified by the Group’s policy.

Assets and liabilities dedicated to a particular segment’s operations are included in that segment’s total assets and liabilities. Segment assets include all tangible and intangible assets, except for interest in associates and joint ventures, investments, deferred tax assets, cash and cash equivalents, time deposits with financial institutions and other unallocated assets. Segment liabilities exclude short-term debts, income tax payable, long-term debts, loans from Sinopec Group Company and fellow subsidiaries, deferred tax liabilities and other unallocated liabilities.

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

Information of the Group’s reportable segments is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of goods
Exploration and production
External sales	104,524	156,026	192,330
Inter-segment sales	57,513	87,298	121,912
	162,037	243,324	314,242
Refining
External sales	113,214	167,948	194,839
Inter-segment sales	826,219	1,212,455	1,376,425
	939,433	1,380,403	1,571,264
Marketing and distribution
External sales	1,062,447	1,367,605	1,660,924
Inter-segment sales	4,854	7,075	13,421
	1,067,301	1,374,680	1,674,345
Chemicals
External sales	322,169	424,774	449,911
Inter-segment sales	40,702	70,242	80,328
	362,871	495,016	530,239
Corporate and others
External sales	458,154	563,147	759,352
Inter-segment sales	430,073	732,356	1,028,800
	888,227	1,295,503	1,788,152
Elimination of inter-segment sales	(1,371,215)	(2,109,426)	(2,620,886)
Sales of goods	2,048,654	2,679,500	3,257,356

Other operating revenues
Exploration and production	5,718	6,674	5,169
Refining	4,633	5,161	3,875
Marketing and distribution	34,905	36,864	39,529
Chemicals	8,758	10,487	9,913
Corporate and others	2,056	2,198	2,326
Other operating revenues	56,070	61,384	60,812

Sales of goods and other operating revenues	2,104,724	2,740,884	3,318,168

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

	Years ended December 31,
	2020	2021	2022
Result	RMB	RMB	RMB
Operating (loss) /income
By segment
- Exploration and production	(16,476)	4,685	53,716
- Refining	(5,525)	65,279	12,211
- Marketing and distribution	20,828	21,204	24,537
- Chemicals	10,818	11,106	(14,127)
- Corporate and others	(393)	(3,225)	1,318
- Elimination	4,417	(4,421)	(1,820)
Total segment operating income	13,669	94,628	75,835
Share of profit/(loss) from associates and joint ventures
- Exploration and production	2,117	2,783	2,883
- Refining	(2,516)	662	(645)
- Marketing and distribution	2,200	3,731	3,142
- Chemicals	1,723	11,323	3,365
- Corporate and others	3,188	4,754	5,734
Aggregate share of profits from associates and joint ventures	6,712	23,253	14,479
Investment income
- Exploration and production	13,118	55	—
- Refining	14,941	(10)	35
- Marketing and distribution	8,980	3	31
- Chemicals	(61)	(54)	14,258
- Corporate and others	766	304	(264)
Aggregate investment income	37,744	298	14,060
Net finance costs	(9,510)	(9,010)	(9,974)
Earnings before income tax	48,615	109,169	94,400

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Assets
Segment assets
- Exploration and production	354,024	371,100	412,543
- Refining	270,766	304,785	327,706
- Marketing and distribution	373,430	377,499	388,961
- Chemicals	190,789	222,803	242,794
- Corporate and others	118,458	133,961	148,014
Total segment assets	1,307,467	1,410,148	1,520,018

Interest in associates and joint ventures	188,342	209,179	233,941
Financial assets at fair value through other comprehensive income	1,525	767	730
Deferred tax assets	25,054	19,389	19,952
Cash and cash equivalents, time deposits with financial institutions	188,057	221,989	145,052
Other unallocated assets	28,451	27,783	28,947
Total assets	1,738,896	1,889,255	1,948,640

Liabilities
Segment liabilities
- Exploration and production	163,588	166,486	179,151
- Refining	136,980	146,763	86,428
- Marketing and distribution	234,309	228,826	237,534
- Chemicals	49,625	69,977	84,472
- Corporate and others	119,215	198,828	221,885
Total segment liabilities	703,717	810,880	809,470

Short-term debts	23,769	35,252	59,037
Income tax payable	6,586	4,809	4,725
Long-term debts	72,037	78,300	85,706
Loans from Sinopec Group Company and fellow subsidiaries	17,042	16,563	29,547
Deferred tax liabilities	8,124	7,910	8,079
Other unallocated liabilities	19,919	20,467	15,838
Total liabilities	851,194	974,181	1,012,402

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Capital expenditure
Exploration and production	56,416	68,148	83,300
Refining	24,756	22,469	22,863
Marketing and distribution	25,403	21,897	19,140
Chemicals	28,217	51,648	58,612
Corporate and others	2,312	3,786	5,181
	137,104	167,948	189,096
Depreciation, depletion and amortization
Exploration and production	46,273	52,880	45,321
Refining	20,090	20,743	20,588
Marketing and distribution	23,196	23,071	23,461
Chemicals	14,830	16,093	17,716
Corporate and others	3,072	2,893	2,820
	107,461	115,680	109,906
Impairment losses on long-lived assets
Exploration and production	8,495	2,467	2,891
Refining	1,923	860	2
Marketing and distribution	536	1,211	415
Chemicals	3,675	5,332	1,790
Corporate and others	—	165	571
	14,629	10,035	5,669

(2)   Geographical information

The following tables set out information about the geographical information of the Group’s external sales and the Group’s non-current assets, excluding financial instruments and deferred tax assets. In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers, and segment assets are based on the geographical location of the assets.

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
External sales
Mainland China	1,720,695	2,166,040	2,824,140
Singapore	215,846	278,024	263,087
Others	168,183	296,820	230,941
	2,104,724	2,740,884	3,318,168

	December31,
	2020	2021	2022
	RMB	RMB	RMB
Non-current assets
Mainland China	1,216,267	1,268,814	1,353,771
Others	36,782	40,551	44,739
	1,253,049	1,309,365	1,398,510